ACQUISITIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 18, 2024	Oct. 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Cash consideration paid					$ 5,475,000	$ 750,000
GreenAcres Market [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 5,475,000
Promissory note	1,568,000
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 750,000
Promissory note		$ 718,000
Amortization period for goodwill for tax purposes (years)		15 years
Asset Purchase Agreement [Member] | GreenAcres Market [Member]
Business Acquisition [Line Items]
Cash consideration paid	5,475,000
Promissory note	$ 1,825,000
Asset Purchase Agreement [Member] | Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash consideration paid		$ 750,000
Promissory note		750,000
Fair value		$ 718,000
Interest expense					$ 40,000